Related Party Balances and Transactions - Summary of Related Party Balances and Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Service provided by related parties	¥ 570,474	¥ 248,228	¥ 93,045
Service provided to related parties	1,988	844	0
Amount due from related parties	1,049	813		$ 165
Amount due to related parties	20,449	9,789		$ 3,209
Other Services [Member]
Related Party Transaction [Line Items]
Service provided by related parties	45,403	26,931	15,147
Tencent Group [Member]
Related Party Transaction [Line Items]
Amount due from related parties	1,049	813
Tencent Group [Member] | Marketing Services [Member]
Related Party Transaction [Line Items]
Service provided by related parties	487,085	187,236	0
Tencent Group [Member] | Payment Processing Fee Service [Member]
Related Party Transaction [Line Items]
Service provided by related parties	37,986	34,061	77,898
Tencent Group [Member] | Advertising [Member]
Related Party Transaction [Line Items]
Service provided to related parties	1,988	844	¥ 0
Tencent Group [Member] | Cloud Technology Services [Member]
Related Party Transaction [Line Items]
Amount due to related parties	¥ 20,449	¥ 9,789